SHARE-BASED COMPENSATION	12 Months Ended
Dec. 31, 2025
SHARE-BASED COMPENSATION
SHARE-BASED COMPENSATION

16.SHARE-BASED COMPENSATION

Restricted shares

For the years ended December 31, 2025, 2024 and 2023, the board of directors of KAH approved certain incentive plans to grant restricted shares to the management and employees of the Group.

On March 13, 2023, the board of directors of KAH approved the Kaixin 2023 Plan. The maximum number of ordinary shares that may be delivered pursuant to awards granted under the Kaixin 2023 Plan is 1,463 Class A Ordinary Shares (after giving effects to the 2023 Share Consolidation, 2024 Share Consolidation and 2025 Share consolidation). As of December 31, 2025 and 2024, the Group has granted 1,463 restricted shares (after giving effects to the 2023 Share Consolidation, 2024 Share Consolidation and 2025 Share consolidation) under the Kaixin 2023 Plan.

On January 9, 2024, the board of directors of KAH approved the Kaixin 2024 Plan. On October 15, 2024, the board of directors of KAH approved the amendment of Kaixin 2024 Plan. The maximum number of ordinary shares that may be delivered pursuant to awards granted under the Kaixin 2024 Plan is 571,111 Class A Ordinary Shares and 167,222 Class B Ordinary Shares (after giving effects to the 2023 Share Consolidation, 2024 Share Consolidation and 2025 Share consolidation). As of December 31, 2025 and 2024, the Group has granted 2,355,059 Class A Ordinay Shares and 170,001 Class B Ordinay Shares (after giving effects to the 2023 Share Consolidation, 2024 Share Consolidation and 2025 Share consolidation) under the Kaixin 2024 Plan. As of December 31, 2024, the Group has granted 78,502 Class A Ordinay Shares and 36,666 Class B Ordinay Shares (after giving effects to the 2023 Share Consolidation, 2024 Share Consolidation and 2025 Share consolidation) under the Kaixin 2024 Plan.

16.SHARE-BASED COMPENSATION (CONTINUED)

Restricted shares (cont.)

The estimated fair value of restricted shares granted under Kaixin 2023 Plan and Kaixin 2024 Plan were the closing prices prevailing on each grant date. A summary of the nonvested restricted shares activity as of December 31, 2025 and 2024 is as follows:

		Weighted average fair value
	Number of nonvested	per ordinary share
	restricted shares	at the grant dates
Unvested as of December 31, 2023	$106	$41,922
Granted	115,169	$904.5
Vested	(115,169)	$904.5
Unvested as of December 31, 2024	$106	$41,922
Forfeited	—	$—
Granted	3,592,183	$9.80
Vested	(3,592,183)	$9.80
Unvested as of December 31, 2025	$106	$41,922

As of December 31, 2025, there was approximately $1,181 of total unrecognized compensation cost related to unvested restricted shares. The unrecognized compensation costs are expected to be recognized over a weighted average period of 2.10 years. For the years ended December 31, 2025, 2024 and 2023, the total fair value of vested shares was $25,405, $10,856 and $11,897, respectively, which was charged to general and administrative expenses on the consolidated statements and operations.